Summary of Significant Accounting Policies - Schedule of assets measured at fair value on a recurring basis (Detail) - Money Market Funds [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Level 1 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Money market account	$ 15,366,611	$ 24,498,933
Level 2 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Money market account	0	0
Level 3 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Money market account	$ 0	$ 0